UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund: BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.2%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,500	$1,660,155
6.00%, 6/01/39	2,985	3,271,053
		4,931,208
California — 19.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,960	2,117,760
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 6.00%, 8/15/42	1,150	1,253,937
California State Public Works Board, RB, Various Capital Projects, Series G-1 (AGC), 5.25%, 10/01/24	2,000	2,193,300
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/39	1,000	1,027,340
City of San Jose California, RB, Series A-1, AMT:
5.50%, 3/01/30	1,600	1,624,368
6.25%, 3/01/34	1,250	1,350,775
County of Sacramento California, RB, Senior, Series A (AGC), 5.50%, 7/01/41	1,400	1,464,190
Los Angeles Community College District California, GO:
Election of 2001, Series A (FGIC), 5.00%, 8/01/32	2,780	2,916,998
Election of 2008, Series C, 5.25%, 8/01/39	500	546,890
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,103,060
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	840	962,531
San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,020	1,111,892

Municipal Bonds	Par (000)	Value
California (concluded)
San Jacinto Unified School District, GO, Election of 2006 (AGM), 5.25%, 8/01/32	$1,000	$1,045,800
State of California, GO, Various Purpose (AGC), 5.50%, 11/01/39	3,450	3,689,189
		22,408,030
Colorado — 1.5%
Colorado Health Facilities Authority, RB, Hospital NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,300	1,460,563
Regional Transportation District, COP, Series A, 5.00%, 6/01/25	305	323,324
		1,783,887
Florida — 10.0%
City of Gainesville Florida, Refunding RB, Series C, 5.25%, 10/01/34	2,000	2,154,780
County of Lee Florida, Refunding RB, Series A, AMT, 5.38%, 10/01/32	1,000	994,360
Florida Housing Finance Corp., HRB, Brittany Rosemont Apartments, Series C-1, AMT (AMBAC), 6.75%, 8/01/14	345	345,745
Jacksonville Economic Development Commission, RB, Mayo Clinic, Series B (NPFGC), 5.50%, 11/15/36	750	756,450
Manatee County Housing Finance Authority, RB, Series A, AMT (Fannie Mae), 5.90%, 9/01/40	545	592,524
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series A, 5.00%, 1/01/29	1,000	1,024,740
Santa Rosa County School Board, COP, Refunding, Series 2 (NPFGC), 5.25%, 2/01/26	340	351,601
South Broward Hospital District, RB, Hospital (NPFGC), 5.63%, 5/01/12 (a)	3,000	3,110,640
Village Center Community Development District, RB, Series A (NPFGC):
5.38%, 11/01/34	1,640	1,473,507
5.13%, 11/01/36	1,000	858,640

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Volusia County IDA, RB, Student Housing-Stetson University Project, Series A (CIFG), 5.00%, 6/01/35	$200	$172,220
		11,835,207
Georgia — 0.9%
County of Fulton Georgia, RB (FGIC), 5.25%, 1/01/35	1,000	1,041,010
Illinois — 16.4%
Chicago Board of Education, GO, Series A (b):
5.50%, 12/01/39	1,255	1,329,672
5.00%, 12/01/41	330	328,967
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (FGIC), 5.50%, 12/01/26	680	729,960
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	1,400	1,579,452
Chicago Transit Authority, RB, Sales Tax Revenue, 5.25%, 12/01/36 (b)	425	439,442
City of Chicago Illinois, RB:
General, Third Lien, Series C (AGC), 5.25%, 1/01/35	425	446,556
General, Third Lien, Series A, 5.75%, 1/01/39	770	840,386
City of Chicago Illinois, Refunding RB:
Second Lien (NPFGC), 5.50%, 1/01/30	895	983,748
General, Third Lien, Series C, 6.50%, 1/01/41	3,680	4,233,546
Illinois Finance Authority, Refunding RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,555	1,591,807
Illinois Municipal Electric Agency, RB, Series A (FGIC):
5.25%, 2/01/28	1,565	1,643,109
5.25%, 2/01/35	1,000	1,034,650
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	940	992,245
6.00%, 6/01/28	270	280,751
State of Illinois, RB:
(AGM), 5.00%, 6/15/27	1,000	1,037,810
Build Illinois, Series B, 5.25%, 6/15/28	1,750	1,873,427
		19,365,528
Indiana — 7.3%
Indiana Finance Authority WasteWater Utility, RB, CWA Authority Project, First Lien, Series A, 5.25%, 10/01/31	1,830	1,978,303
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/42	1,485	1,516,051
Indianapolis Local Public Improvement Bond Bank, RB, Series K (AGM), 5.00%, 6/01/25	1,440	1,532,405

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	$3,310	$3,563,116
		8,589,875
Iowa — 0.7%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	725	761,178
Louisiana — 0.5%
New Orleans Aviation Board Louisiana, Refunding RB, Restructuring GARB (AGC):
Series A-1, 6.00%, 1/01/23	375	432,154
Series A-2, 6.00%, 1/01/23	160	184,385
		616,539
Massachusetts — 1.8%
Massachusetts School Building Authority, RB, Senior Dedicated Sales Tax, Series B, 5.00%, 10/15/41 (b)	2,035	2,173,136
Michigan — 17.7%
City of Detroit Michigan, RB:
Second Lien, Series B (FGIC), 5.50%, 7/01/29	1,640	1,719,360
Sewage Disposal System, Senior Lien, Series B (AGM), 7.50%, 7/01/33	1,500	1,778,235
Senior Lien, Series B (BHAC), 5.50%, 7/01/35	3,750	3,926,287
System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	2,265	2,372,791
Second Lien, Series B (AGM), 6.25%, 7/01/36	1,800	2,018,322
Second Lien, Series B (AGM), 7.00%, 7/01/36	200	235,650
City of Detroit Michigan, Refunding RB:
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,650	1,931,160
Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,270	2,433,054
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	375	401,651
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/22	1,350	1,513,499
5.25%, 10/15/24	615	678,517
5.25%, 10/15/25	310	340,117
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,265	1,500,366
		20,849,009

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Minnesota — 2.9%
City of Minneapolis Minnesota, Refunding RB, Series B (AGC), 6.50%, 11/15/38	$3,000	$3,364,260
Nevada — 5.9%
Clark County Water Reclamation District, GO, Series A, 5.25%, 7/01/34	2,000	2,137,680
County of Clark Nevada, RB:
Subordinate Lien, Series A-2 (FGIC), 5.00%, 7/01/36	3,000	3,020,610
Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	1,675	1,746,003
		6,904,293
New Jersey — 1.2%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	1,400	1,466,710
New York — 5.1%
Hudson Yards Infrastructure Corp., RB, 5.75%, 2/15/47	1,000	1,058,910
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	1,545	1,702,296
New York City Transitional Finance Authority, RB, Series S-3, 5.25%, 1/15/39	1,000	1,067,200
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,201,840
		6,030,246
Ohio — 1.3%
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	1,550	1,564,942
Pennsylvania — 7.1%
City of Philadelphia Pennsylvania, RB, Series C (AGM):
5.00%, 8/01/35	1,615	1,697,817
5.00%, 8/01/40	2,880	3,012,710
Pennsylvania Turnpike Commission, RB, Sub-Series A, 6.00%, 12/01/41	2,000	2,126,480
Philadelphia Hospitals and Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series D, 5.00%, 7/01/32	1,480	1,531,534
		8,368,541
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub, Series A, 6.38%, 8/01/39	1,425	1,579,385

Municipal Bonds	Par (000)	Value
Texas — 21.9%
Austin Community College District, RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	$2,250	$2,379,330
City of Austin Texas, Refunding RB, Series A (AGM):
5.00%, 11/15/28	720	778,126
5.00%, 11/15/29	915	980,230
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,700	3,082,374
6.00%, 11/15/36	2,055	2,341,693
5.38%, 11/15/38	1,000	1,083,970
Clifton Higher Education Finance Corp., Refunding RB, Baylor University, 5.25%, 3/01/32	1,235	1,338,172
County of Bexar Texas, RB, Venue Project, Motor Vehicle Rental (BHAC):
5.00%, 8/15/27	1,040	1,114,651
5.00%, 8/15/28	1,090	1,161,515
Frisco ISD Texas, GO, School Building (AGC), 5.50%, 8/15/41	1,210	1,321,054
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.25%, 10/01/29	800	849,408
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	500	561,000
Harris County Metropolitan Transit Authority, RB, Series A, 5.00%, 11/01/36	505	541,552
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	500	541,665
North Texas Tollway Authority, RB:
System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,400	1,508,766
Special Projects System, Series A, 5.50%, 9/01/41	2,120	2,304,397
North Texas Tollway Authority, Refunding RB, System, First Tier:
Series A (AGC), 5.75%, 1/01/40	1,500	1,601,550
(AGM), 6.00%, 1/01/43	1,000	1,113,970
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,100	1,183,864
		25,787,287
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,000	1,013,450
Virginia — 1.1%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,100	1,257,201

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington — 1.6%
City of Seattle Washington, Refunding RB, Series A, 5.25%, 2/01/36	$1,000	$1,096,600
State of Washington, GO, Various Purpose, Series B, 5.25%, 2/01/36	725	797,979
		1,894,579
West Virginia — 0.6%
West Virginia University, RB, West Virginia University Projects, Series B, 5.00%, 10/01/36	680	727,716
Total Municipal Bonds – 130.9%		154,313,217

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Alabama — 1.3%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	1,500	1,544,190
California — 2.3%
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/30	2,500	2,652,600
District of Columbia — 0.8%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	750	884,433
Florida — 3.9%
City of Jacksonville Florida, RB, Better Jacksonville (NPFGC), 5.00%, 10/01/27	1,320	1,347,007
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	2,499	2,553,903
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2 (Ginnie Mae), 6.00%, 9/01/40	645	679,288
		4,580,198
Illinois — 2.6%
Chicago Transit Authority, Refunding RB, Federal Transit Administration Section 5309 (AGM), 5.00%, 6/01/28	2,999	3,076,683
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,002	1,084,099
Nevada — 7.5%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,010	2,258,074
Series B, 5.50%, 7/01/29	1,994	2,209,611

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Nevada (concluded)
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	$4,200	$4,428,774
		8,896,459
New Jersey — 2.4%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,101,360
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,620	1,685,935
		2,787,295
New York — 5.8%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	1,095	1,206,178
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,522,123
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	2,000	2,085,500
		6,813,801
Texas — 2.4%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	2,609	2,859,236
Total Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts – 29.9%		35,178,994
Total Long-Term Investments (Cost – $180,263,383) – 160.8%		189,492,211

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (d)(e)	4,692,211	4,692,211
Total Short-Term Securities (Cost – $4,692,211) – 4.0%		4,692,211
Total Investments (Cost — $184,955,594*) - 164.8%		194,184,422
Liabilities in Excess of Other Assets – (1.8)%		(2,066,205)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (15.0)%		(17,728,172)
AMPS, at Redemption Value – (48.0)%		(56,528,454)
Net Assets Applicable to Common Shares – 100.0%		$117,861,591

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2011	4

Schedule of Investments (concluded)	BlackRock MuniYield Investment Quality Fund (MFT)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$167,265,191
Gross unrealized appreciation	$9,668,962
Gross unrealized depreciation	(469,461)
Net unrealized appreciation	$9,199,501

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Jefferies & Company, Inc.	$1,658,639	$39,025
Wells Fargo	$439,442	$1,721
Barclays Capital, Inc.	$2,173,136	$6,899

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
FFI Institutional Tax-Exempt Fund	6,706,791	(2,014,580)	4,692,211	$121

(e)	Represents the current yield as of report date.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Funds’ investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$189,492,211	—	$189,492,211
Short-Term Securities	$4,692,211	—	—	4,692,211
Total	$4,692,211	$189,492,211	—	$194,184,422

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 21, 2011